Schedule of Equipment (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Cost	$ 215,249	$ 212,196
Accumulated depreciation	181,071	174,144
Net book Value	34,178	38,052
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Cost	208,016	205,446
Accumulated depreciation	176,810	170,186
Net book Value	31,206	35,260
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Cost	7,233	6,750
Accumulated depreciation	4,261	3,958
Net book Value	$ 2,972	$ 2,792